INVESTMENTS IN SUBSIDIARIES - Summary of Income Statement Items Before Intercompany Eliminations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries
Revenue	$ 7,239	$ 6,135	$ 5,352
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries
Revenue	5,149	5,649	4,935
Profit (loss), attributable to non-controlling interests	740	2,025	781
Comprehensive income, attributable to non-controlling interests	581	2,387	763
Dividends paid to non-controlling interests	261	2,414	622
Profit (loss), attributable to owners of parent	697	76	550
Comprehensive income, attributable to owners of parent	675	264	519
Subsidiaries with material non-controlling interests | Brookfield Office Properties Inc. (“BPO”)
Disclosure of subsidiaries
Revenue	2,159	2,224	2,221
Profit (loss), attributable to non-controlling interests	245	120	81
Comprehensive income, attributable to non-controlling interests	240	139	101
Dividends paid to non-controlling interests	35	9	254
Profit (loss), attributable to owners of parent	147	(718)	277
Comprehensive income, attributable to owners of parent	194	(672)	250
Subsidiaries with material non-controlling interests | Forest City
Disclosure of subsidiaries
Revenue	65
Profit (loss), attributable to non-controlling interests	(153)
Comprehensive income, attributable to non-controlling interests	(153)
Dividends paid to non-controlling interests	21
Profit (loss), attributable to owners of parent	(27)
Comprehensive income, attributable to owners of parent	(27)
Subsidiaries with material non-controlling interests | BPR Retail Holdings LLC
Disclosure of subsidiaries
Revenue	584
Profit (loss), attributable to non-controlling interests	34
Comprehensive income, attributable to non-controlling interests	34
Dividends paid to non-controlling interests	(1)
Profit (loss), attributable to owners of parent	457
Comprehensive income, attributable to owners of parent	447
Subsidiaries with material non-controlling interests | BSREP CARS Sub-Pooling LLC
Disclosure of subsidiaries
Revenue	311	311	300
Profit (loss), attributable to non-controlling interests	105	87	140
Comprehensive income, attributable to non-controlling interests	99	85	140
Dividends paid to non-controlling interests	54	377	4
Profit (loss), attributable to owners of parent	37	30	49
Comprehensive income, attributable to owners of parent	34	29	49
Subsidiaries with material non-controlling interests | Center Parcs UK
Disclosure of subsidiaries
Revenue	644	587	586
Profit (loss), attributable to non-controlling interests	87	13	74
Comprehensive income, attributable to non-controlling interests	50	94	(112)
Dividends paid to non-controlling interests	55	210	76
Profit (loss), attributable to owners of parent	33	5	28
Comprehensive income, attributable to owners of parent	19	36	(42)
Subsidiaries with material non-controlling interests | BSREP Industrial Pooling Subsidiary L.P.
Disclosure of subsidiaries
Revenue		143	108
Profit (loss), attributable to non-controlling interests		175	158
Comprehensive income, attributable to non-controlling interests		175	158
Dividends paid to non-controlling interests		163	114
Profit (loss), attributable to owners of parent		65	55
Comprehensive income, attributable to owners of parent		65	55
Subsidiaries with material non-controlling interests | BSREP II Korea Office Holdings Pte. Ltd.
Disclosure of subsidiaries
Revenue	211	194	21
Profit (loss), attributable to non-controlling interests	96	144	(18)
Comprehensive income, attributable to non-controlling interests	69	230	(40)
Dividends paid to non-controlling interests	8	119	0
Profit (loss), attributable to owners of parent	28	41	(3)
Comprehensive income, attributable to owners of parent	20	66	(7)
Subsidiaries with material non-controlling interests | BSREP II Aries Pooling LLC
Disclosure of subsidiaries
Revenue	190	285	191
Profit (loss), attributable to non-controlling interests	51	53	(47)
Comprehensive income, attributable to non-controlling interests	52	54	(46)
Dividends paid to non-controlling interests	69	59	46
Profit (loss), attributable to owners of parent	18	18	(16)
Comprehensive income, attributable to owners of parent	18	18	(16)
Subsidiaries with material non-controlling interests | BSREP II Retail Upper Pooling LLC
Disclosure of subsidiaries
Revenue	302	306	178
Profit (loss), attributable to non-controlling interests	(190)	50	3
Comprehensive income, attributable to non-controlling interests	(191)	50	3
Dividends paid to non-controlling interests	1	1	0
Profit (loss), attributable to owners of parent	(189)	42	3
Comprehensive income, attributable to owners of parent	(190)	42	3
Subsidiaries with material non-controlling interests | BSREP II MH Holdings LLC
Disclosure of subsidiaries
Revenue	248	194
Profit (loss), attributable to non-controlling interests	132	133
Comprehensive income, attributable to non-controlling interests	132	133
Dividends paid to non-controlling interests	8	16
Profit (loss), attributable to owners of parent	42	44
Comprehensive income, attributable to owners of parent	42	44
Subsidiaries with material non-controlling interests | Brookfield Strategic Real Estate Partners II Storage REIT LLC
Disclosure of subsidiaries
Revenue		168	106
Profit (loss), attributable to non-controlling interests		82	130
Comprehensive income, attributable to non-controlling interests		82	130
Dividends paid to non-controlling interests		8	84
Profit (loss), attributable to owners of parent		27	43
Comprehensive income, attributable to owners of parent		27	43
Subsidiaries with material non-controlling interests | BSREP II PBSA Ltd.
Disclosure of subsidiaries
Revenue	131	74
Profit (loss), attributable to non-controlling interests	68	109
Comprehensive income, attributable to non-controlling interests	20	131
Dividends paid to non-controlling interests	0	0
Profit (loss), attributable to owners of parent	23	37
Comprehensive income, attributable to owners of parent	7	44
Subsidiaries with material non-controlling interests | BSREP UA Holdings LLC
Disclosure of subsidiaries
Revenue	128	124	117
Profit (loss), attributable to non-controlling interests	20	117	138
Comprehensive income, attributable to non-controlling interests	20	117	138
Dividends paid to non-controlling interests	0	99	0
Profit (loss), attributable to owners of parent	9	50	59
Comprehensive income, attributable to owners of parent	9	50	59
Subsidiaries with material non-controlling interests | BREF ONE, LLC
Disclosure of subsidiaries
Revenue		717	762
Profit (loss), attributable to non-controlling interests		(33)	(22)
Comprehensive income, attributable to non-controlling interests		(8)	37
Dividends paid to non-controlling interests		0	0
Profit (loss), attributable to owners of parent		(17)	(11)
Comprehensive income, attributable to owners of parent		(5)	18
Subsidiaries with material non-controlling interests | BSREP II Brazil Pooling LLC
Disclosure of subsidiaries
Revenue		70	56
Profit (loss), attributable to non-controlling interests		63	59
Comprehensive income, attributable to non-controlling interests		55	121
Dividends paid to non-controlling interests		17	6
Profit (loss), attributable to owners of parent		30	28
Comprehensive income, attributable to owners of parent		26	58
Subsidiaries with material non-controlling interests | BSREP India Office Holdings Pte. Ltd.
Disclosure of subsidiaries
Revenue	176	156	130
Profit (loss), attributable to non-controlling interests	245	130	76
Comprehensive income, attributable to non-controlling interests	209	154	67
Dividends paid to non-controlling interests	11	47	25
Profit (loss), attributable to owners of parent	119	63	37
Comprehensive income, attributable to owners of parent	$ 102	75	33
Subsidiaries with material non-controlling interests | BSREP Europe Holdings L.P.
Disclosure of subsidiaries
Revenue		96	79
Profit (loss), attributable to non-controlling interests		782	51
Comprehensive income, attributable to non-controlling interests		896	31
Dividends paid to non-controlling interests		1,289	13
Profit (loss), attributable to owners of parent		359	26
Comprehensive income, attributable to owners of parent		$ 419	15
Subsidiaries with material non-controlling interests | Brookfield Brazil Retail Fundo de Investimento em Participaçoes(2)
Disclosure of subsidiaries
Revenue			80
Profit (loss), attributable to non-controlling interests			(42)
Comprehensive income, attributable to non-controlling interests			35
Dividends paid to non-controlling interests			0
Profit (loss), attributable to owners of parent			(25)
Comprehensive income, attributable to owners of parent			$ 1